INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
INCOME TAXES
Japanese statutory income tax rates	36.00%	38.00%	38.00%
Difference in statutory tax rates of foreign subsidiaries	(4.30%)	(4.30%)	(4.80%)
Change in valuation allowance	(5.00%)	3.60%	2.80%
Tax credit for research and development expenses	(4.20%)	(3.00%)	(3.10%)
Uncertainty in income taxes	(0.40%)	0.40%	(0.20%)
Tax rate change	(26.00%)	1.20%
Other	1.10%	(0.90%)	0.90%
Effective income tax rate	(2.80%)	35.00%	33.60%